SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended			12 Months Ended
	Jan. 26, 2021	Jan. 08, 2021	Dec. 31, 2020	Oct. 31, 2019	Sep. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event
Shares issued during period			99,285,640	100,000,000	180,000,000
Proceeds from issuance of ordinary shares			$ 41,495,212	$ 11,000,000		$ 44,999,330	$ 11,000,000	$ 0
Subsequent Event | American Depositary Shares [Member]
Subsequent Event
Shares issued during period	10,000,000	2,500,000
Common shares for each ADS	10	10
Purchase price	$ 25	$ 16
Proceeds from issuance of ordinary shares	$ 250,000,000	$ 40,000,000